Label	Element	Value
Oberweis Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oberweis Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Value Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies. Fund investment positions are generally held for 12 to 18 months, although longer or shorter holding periods may occur. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies (“80% investment policy”). For purposes of the 80% investment policy, the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”) considers small-cap companies as those, at the time of initial investment, with a market capitalization of less than $5 billion or with a market capitalization within the range of the holdings of the Russell 2000 Index. As of March 31, 2020, the market capitalization range of the Russell 2000 Index was $5.3 million to $11.3 billion.

OAM has developed and implemented a proprietary investment system focused on appreciation of publicly-traded small capitalization U.S. equities through intermediate- and long-term investment (the “Small-Cap Value Strategy”). The Small-Cap Value Strategy is guided by a proprietary initial screening system for companies included in the New York Stock Exchange, NASDAQ and AMEX. OAM applies a quantitative screen against the domestically traded equities listed on those exchanges, which narrows the investable universe of securities to approximately 300. The quantitative screen considers such factors as the security’s price to earnings ratio, price to cash flow ratio, cash flow to earnings ratio, debt to equity ratio, one year price history, dividend yield and dividend history. This screen aids in uncovering potentially undervalued securities that have a reasonable risk profile relative to the benchmark. A secondary, fundamental analysis is applied to further narrow the number of investable securities that prioritizes understanding and limiting the risks of the individual securities and portfolio as a whole. A computer-based mathematical program is then used to aid in determining the final composition of securities in the Fund’s portfolio.

Through the use of these screens, OAM attempts to actively monitor both macro and micro drivers of perceived risk. Accordingly, the management team may adjust individual, industry, sector or other factor-related weights in an attempt to limit perceived downside risk. OAM may, from time to time based on its analysis of market signals in conjunction with the Small-Cap Value Strategy, liquidate investment positions and hold the proceeds in money market funds, other highly liquid obligations or the electronically-traded iShares Russell 2000 Value Index Fund. OAM expects to re-balance the Fund’s portfolio of securities three to four times each calendar year based on investment performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small-sized companies, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. The value of each security held by the Fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Equity Securities Risk

Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

Management Risk

The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

Market Risk

Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has adopted the performance history of the Predecessor Fund’s Class I shares for all periods prior to October 2, 2017. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Fund’s and the Predecessor Fund’s performance has varied from year to year and by showing how the Fund’s Institutional Class shares and the Predecessor Fund’s Class I shares average annual returns compare with a broad measure of market performance. Updated performance information is available at www.oberweisfunds.com or by calling 800-245-7311. The table shows how the Fund’s and the Predecessor Fund’s performance compares to the Russell 2000 Value Index, which is the Fund’s and the Predecessor Fund’s benchmark index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). The Predecessor Fund’s past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Fund’s and the Predecessor Fund’s performance has varied from year to year and by showing how the Fund’s Institutional Class shares and the Predecessor Fund’s Class I shares average annual returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-245-7311
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for the Periods Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4Q 2011 15.38%	4Q 2018 -19.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Oberweis Small-Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.53%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Oberweis Small-Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	none
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,036
Annual Return 2011	rr_AnnualReturn2011	(3.12%)
Annual Return 2012	rr_AnnualReturn2012	14.53%
Annual Return 2013	rr_AnnualReturn2013	42.20%
Annual Return 2014	rr_AnnualReturn2014	5.39%
Annual Return 2015	rr_AnnualReturn2015	(11.64%)
Annual Return 2016	rr_AnnualReturn2016	26.82%
Annual Return 2017	rr_AnnualReturn2017	9.64%
Annual Return 2018	rr_AnnualReturn2018	(16.45%)
Annual Return 2019	rr_AnnualReturn2019	19.56%
Label	rr_AverageAnnualReturnLabel	Investor Class Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.02%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
Oberweis Small-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	none
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,763
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Oberweis Small-Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.17%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.38%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Oberweis Small-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.58%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.98%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010

[1]	Since September 30, 2010
[2]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.55% of the Fund's average daily net assets attributable to the Investor Class Shares and 1.30% of the Fund's average daily net assets attributable to the Institutional Class Shares, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (the "expense limitation"), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2021. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement.
[3]	Since the inception of the Investor Class on May 1, 2018
[4]	The Predecessor Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP in a tax-free reorganization on July 1, 2014. As a result of the different tax treatment of the Cozad Small Cap Value Fund I, LP, we are unable to calculate after-tax returns for the periods prior to July 1, 2014. The Cozad Small Cap Value Fund I, LP did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions.